Submission	May 15, 2025
Submission [Line Items]
Central Index Key	0001046311
Registrant Name	CHOICE HOTELS INTERNATIONAL INC /DE
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES